Deficit Level 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
shares outstanding	82,556,847	82,556,847
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Forgiveness of Note Receivable from Parent	$ 24	$ 0	$ 0
Non-cash distribution declared to parent	208	0	0
Aggregate balance of MSC Holdings LLC PIK Facility	247
Apollo Affiliates and Other Related Parties [Member]
Class of Stock [Line Items]
Partial proceeds from the Preferred Equity Issuance received			189
Remaining proceeds held in reserve from the Preferred Equity Issuance			16
Proceeds from Issuance or Sale of Equity			204
Notes Receivable From Parent [Member]
Class of Stock [Line Items]
Forgiveness of Note Receivable from Parent	24
Non-cash distribution declared to parent	$ 0